SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands				9 Months Ended	12 Months Ended
	Jun. 16, 2016 USD ($)	Aug. 01, 2014 USD ($) item	Apr. 12, 2012 USD ($)	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 01, 2012
Customers payment term				90 days	90 days
Advertising expense					$ 181	$ 313	$ 397
Provision for federal income taxes					0	0	0	$ 0
Provision for state income taxes					$ 0	0	0	$ 0
Number of operating segment | segment				1	1
Number of reportable segment | segment				1	1
Lease term	10 years	4 years			12 months				10 years
Right-of-use assets.				$ 5,511
Lease liabilities				$ 6,100
Number of period to exercise the option to extend | item		2
Number of years in option to extend term				3 years
Renewal term (in years)									5 years
Base rent	$ 801	$ 89	$ 315
Annual escalation factor on the base rent	3	3	3
Number of years in each period of option to extend		2 years
Weighted-average remaining lease term				5 years
Weighted-average discount rate				3.73%
Selling, general and administrative expenses
Professional fees					$ 6,536	4,546	3,822
Transaction costs					264	1,065	56
Salaries and commissions					12,650	14,824	8,865
Shipping and Handling Costs
Operating costs					$ 1,596	$ 1,752	$ 1,177
ASU 2016-02
Right-of-use assets.				$ 6,298
Lease liabilities				$ 6,875
LIBOR
Spread on variable interest rate				300.00%
Interest rate				3.14%
Minimum
Property and equipment useful life				1 year	1 year
Customers payment term				15 days	15 days
Right-of-use assets.					$ 6,000
Renewal term (in years)				1 year	5 years
Remaining lease rent				1 year
Maximum
Property and equipment useful life				10 years	10 years
Customers payment term				60 days	60 days
Lease liabilities					$ 7,000
Renewal term (in years)				5 years	10 years
Remaining lease rent				5 years